THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.4%

	Shares	Value

BRAZIL — 0.0%
Rumo *	2,200	$8,006

CHINA — 33.4%
Alibaba Group Holding *	359,938	9,121,511
Alibaba Group Holding ADR *	798,726	161,877,798
China Construction Bank, Cl H	1,364,018	1,106,724
China Mobile	10,279,878	82,730,566
China Tower, Cl H	446,857,361	98,741,279
Foshan Haitian Flavouring & Food, Cl A	860,920	14,902,102
Guangdong Investment	36,640,765	75,986,567
JD.com ADR *	517,911	22,321,964
Jiangsu Hengrui Medicine, Cl A	3,019,547	39,621,159
Kweichow Moutai, Cl A	448,471	79,958,434
New Oriental Education & Technology Group ADR *	244,409	31,201,253
Ping An Insurance Group of China, Cl H	530,752	5,469,528
Shanghai International Airport, Cl A	123,007	1,228,588
Tencent Holdings	2,832,021	149,888,007
Tencent Holdings ADR	137,270	7,223,148
Wuliangye Yibin, Cl A	4,120,895	78,816,199
Yonghui Superstores, Cl A	13,207,826	18,930,478

		879,125,305

HONG KONG — 2.5%
AIA Group	684,223	6,328,023
Alibaba Health Information Technology *	7,684,201	18,231,273
CLP Holdings	3,834,246	40,841,191

		65,400,487

INDIA — 16.8%
HDFC Bank	1,011,301	13,367,266
HDFC Bank ADR	1,568,851	68,009,691
Housing Development Finance	5,036,321	127,304,184
Infosys	5,154,927	48,706,999
Infosys ADR	4,602,062	42,477,032
Kotak Mahindra Bank	1,361,559	24,442,042
Reliance Industries	4,051,742	78,673,658

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)
Tata Consultancy Services	1,481,124	$39,407,029

		442,387,901

INDONESIA — 3.8%
Bank Central Asia	54,464,951	94,473,683
Bank Rakyat Indonesia Persero	33,882,591	6,206,867

		100,680,550

NETHERLANDS — 4.5%
ASML Holding	241,306	70,609,394
Unilever	953,874	47,465,271

		118,074,665

RUSSIA — 6.3%
MMC Norilsk Nickel PJSC ADR	1,286,952	35,185,268
Polyus PJSC GDR	616,889	50,511,488
Polyus PJSC GDR	132,883	10,856,905
Sberbank of Russia PJSC	13,035,451	34,615,875
Yandex, Cl A *	955,442	36,096,599

		167,266,135

SINGAPORE — 3.3%
Ascendas Real Estate Investment Trust	18,454,824	38,753,673
Sea ADR *	857,960	47,685,416

		86,439,089

SOUTH KOREA — 5.5%
Macquarie Korea Infrastructure Fund	3,397,185	31,885,220
Samsung Electronics	2,161,508	88,546,877
SK Telecom	144,741	25,155,821

		145,587,918

TAIWAN — 5.4%
Taiwan Semiconductor Manufacturing	12,486,111	126,491,652
Taiwan Semiconductor Manufacturing ADR	318,315	16,912,076

		143,403,728

THAILAND — 1.9%
Bangkok Dusit Medical Services, Cl F	1,428,296	911,752
CP ALL *	22,414,284	49,056,381
Thai Beverage	1,849,721	903,199

		50,871,332

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 0.0%
Prudential	63,647	$898,908

UNITED STATES — 10.0%

Consumer Discretionary — 2.9%
MercadoLibre *	131,374	76,658,043

Consumer Staples — 1.0%
Estee Lauder, Cl A *	150,443	26,538,145

Information Technology — 6.1%
EPAM Systems *	196,421	43,387,435
Monolithic Power Systems	171,962	34,376,923
NVIDIA	279,638	81,732,595

		159,496,953

Total United States		262,693,141

Total Common Stock (Cost $2,346,624,317)		2,462,837,165

PARTICIPATION NOTES — 0.4%

	Shares	Value

CHINA — 0.4%
Kweichow Moutai, Expires 3/31/2021 *	21,762	3,861,360
Wuliangye Yibin, Expires 3/31/2021 *	354,216	6,751,321

Total Participation Notes (Cost $5,626,370)		10,612,681

Total Investments — 93.8% (Cost $2,352,250,687)		$2,473,449,846

Percentages are based on Net Assets of $2,636,503,984.

*	Non-income producing security.

ADR — American Depositary Receipt

    Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2020 (Unaudited)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$8,006	$—	$—	$8,006
China	222,624,163	656,501,142	—	879,125,305
Hong Kong	—	65,400,487	—	65,400,487
India	110,486,723	331,901,178	—	442,387,901
Indonesia	—	100,680,550	—	100,680,550
Netherlands	—	118,074,665	—	118,074,665
Russia	121,793,355	45,472,780	—	167,266,135
Singapore	47,685,416	38,753,673	—	86,439,089
South Korea	—	145,587,918	—	145,587,918
Taiwan	16,912,076	126,491,652	—	143,403,728
Thailand	—	50,871,332	—	50,871,332
United Kingdom	—	898,908	—	898,908
United States	262,693,141	—	—	262,693,141

Total Common Stock	$782,202,880	$1,680,634,285	$—	$2,462,837,165

Participation Notes
China	—	10,612,681	—	10,612,681

Total Investments in Securities	$782,202,880	$1,691,246,966	$—	$2,473,449,846

For the period ended April 30, 2020, there were no transfers in or out of level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value

CHINA — 7.3%
Alibaba Group Holding ADR *	30,519	$6,185,285
Tencent Holdings	42,476	2,248,092

		8,433,377

DENMARK — 2.0%
Novo Nordisk, Cl B	37,422	2,383,767

FRANCE — 4.1%
Air Liquide	19,587	2,487,423
L’Oreal	7,825	2,284,568

		4,771,991

GERMANY — 1.8%
Deutsche Boerse	11,443	1,775,214
SAP ADR	2,709	321,125

		2,096,339

INDIA — 0.9%
HDFC Bank ADR	25,219	1,093,244

ITALY — 1.5%
Enel	257,793	1,762,960

JAPAN — 1.3%
Tokio Marine Holdings	31,151	1,472,232

SPAIN — 1.3%
Iberdrola	150,517	1,502,860

SWITZERLAND — 5.2%
Nestle	42,908	4,521,015
Novartis	17,554	1,494,454

		6,015,469

UNITED KINGDOM — 4.8%
AstraZeneca ADR	84,291	4,406,733

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Diageo	32,618	$1,131,516

		5,538,249

UNITED STATES — 65.5%

Communication Services — 7.1%
Alphabet, Cl C *	4,189	5,649,537
Netflix *	6,273	2,633,719

		8,283,256

Consumer Discretionary — 7.4%
Amazon.com *	2,673	6,613,002
Target	17,864	1,960,395

		8,573,397

Consumer Staples — 5.4%
Coca-Cola	42,446	1,947,847
Procter & Gamble	28,701	3,382,987
Walmart	7,438	904,089

		6,234,923

Financials — 0.0%
CME Group, Cl A	235	41,879

Health Care — 12.3%
Abbott Laboratories	47,152	4,342,228
DexCom *	4,724	1,583,485
Johnson & Johnson	14,592	2,189,384
Teleflex	2,035	682,539
UnitedHealth Group	13,450	3,933,721
Vertex Pharmaceuticals *	6,339	1,592,357

		14,323,714

Industrials — 2.5%
Lockheed Martin	7,560	2,941,294

Information Technology — 27.9%
Adobe *	11,379	4,024,069
Advanced Micro Devices *	49,871	2,612,742
Automatic Data Processing	304	44,594
Intuit	6,462	1,743,512

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology (continued)
Mastercard, Cl A	18,288	$5,028,651
Microsoft	43,750	7,840,438
NVIDIA	13,911	4,065,907
salesforce.com *	13,092	2,120,249
ServiceNow *	5,164	1,815,353
Visa, Cl A	17,362	3,102,937

		32,398,452

Real Estate — 2.0%
Equinix	3,412	2,303,782

Utilities — 0.9%
CMS Energy	19,137	1,092,531

Total United States		76,193,228

Total Common Stock (Cost $103,642,151)		111,263,716

Total Investments — 95.7% (Cost $103,642,151)		$111,263,716

Percentages are based on Net Assets of $116,291,515.

*	Non-income producing security.

ADR — American Depositary Receipt

    Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
China	$6,185,285	$2,248,092	$		$8,433,377
Denmark	—	2,383,767		—	2,383,767
France	—	4,771,991		—	4,771,991
Germany	321,125	1,775,214		—	2,096,339
India	1,093,244	—		—	1,093,244
Italy	—	1,762,960		—	1,762,960
Japan	—	1,472,232		—	1,472,232
Spain	—	1,502,860		—	1,502,860
Switzerland	—	6,015,469		—	6,015,469
United Kingdom	4,406,733	1,131,516		—	5,538,249
United States	76,193,228	—		—	76,193,228

Total Common Stock	$88,199,615	$23,064,101	$		$111,263,716

Total Investments in Securities	$88,199,615	$23,064,101	$		$111,263,716

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-003-0300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value

UNITED STATES — 95.3%

Communication Services — 7.8%
Alphabet, Cl C *	3,283	$4,427,651
Netflix *	7,354	3,087,577

		7,515,228

Consumer Discretionary — 11.2%
Amazon.com *	3,489	8,631,786
Target	19,047	2,090,218

		10,722,004

Consumer Staples — 9.8%
Coca-Cola	48,382	2,220,250
Philip Morris International	44,532	3,322,087
Procter & Gamble	27,958	3,295,410
Walmart	4,864	591,219

		9,428,966

Health Care — 21.3%
Abbott Laboratories	63,613	5,858,121
DexCom *	5,203	1,744,045
Humana	4,838	1,847,245
Johnson & Johnson	14,577	2,187,133
Teleflex	4,774	1,601,200
UnitedHealth Group	15,627	4,570,429
Vertex Pharmaceuticals *	10,183	2,557,970

		20,366,143

Industrials — 5.3%
IHS Markit	27,088	1,823,022
Lockheed Martin	8,384	3,261,879

		5,084,901

Information Technology — 33.1%
Adobe *	13,334	4,715,436
Advanced Micro Devices *	64,133	3,359,928
Intuit	6,834	1,843,882
Mastercard, Cl A	15,394	4,232,888
Microsoft	37,784	6,771,271

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology (continued)
NVIDIA	13,174	$3,850,497
salesforce.com *	11,875	1,923,156
ServiceNow *	4,975	1,748,911
Visa, Cl A	18,159	3,245,376

		31,691,345

Real Estate — 3.0%
Equinix	4,305	2,906,736

Utilities — 3.8%
Atmos Energy	17,041	1,737,671
CMS Energy	33,317	1,902,067

		3,639,738

Total Common Stock (Cost $82,351,953)		91,355,061

Total Investments — 95.3% (Cost $82,351,953)		$91,355,061

Percentages are based on Net Assets of $95,839,041.

*	Non-income producing security.

        Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of April 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0400